Intangible Assets (Details 1) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets [Abstract]
2014	$ 66,901	$ 197,607
2015	267,607	197,607
2016	267,607	197,607
2017	165,059	95,059
2018	70,000
2019	23,333
Total	$ 860,507	$ 687,880	$ 884,513